Related party transactions (Tables)	12 Months Ended
Dec. 31, 2013
Details of Transactions with Employees

The Group’s customers include distributors who are owned by certain employees of the Group. Details of the transactions for the years ended December 31, 2011, 2012 and 2013 were as follows:

	For the years ended December 31,
	2011	2012	2013
Sales	$11,969,028	$—	$—
Accounts receivable	928,078	9,520	—